Business Combinations - Summary of Fair Value Allocations of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands				12 Months Ended
	Jul. 18, 2017	Jun. 01, 2017	May 04, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Business Acquisition [Line Items]
Intangible assets				$ 40,405
Goodwill				42,587	$ 25,303	$ 12,623
Shares issued				662
Contingent consideration				4,474	$ 929
Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets				$ 17,651
VIZIYA [Member]
Business Acquisition [Line Items]
Cash			$ 56
Property, plant and equipment			305
Prepaid expenses			234
Trade and other receivables			2,721
Goodwill			12,680
Accounts payable			(286)
Accrued liabilities and other			(555)
Income taxes payable			(216)
Deferred revenue			(1,573)
HST/ GST payable			(18)
Long-term debt			(63)
Deferred tax liabilities			(4,796)
Net assets acquired			25,689
Cash paid on closing			17,675
Shares issued			662
Contingent consideration			6,450
Shareholder loan repaid			902
Total considerations transferred			25,689
VIZIYA [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets			10,000
VIZIYA [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets			5,800
VIZIYA [Member] | Brand [Member]
Business Acquisition [Line Items]
Intangible assets			1,400
VIZIYA [Member] | Contingent Share Considerations [Member]
Business Acquisition [Line Items]
Contingent consideration			2,650
VIZIYA [Member] | Contingent Cash Considerations [Member]
Business Acquisition [Line Items]
Contingent consideration			$ 3,800
IRD [Member]
Business Acquisition [Line Items]
Cash		$ 2,078
Embedded derivatives		52
Work in progress - unbilled revenue		4,711
Income taxes receivables		288
Inventory		5,883
Investment tax credits		670
Deferred tax asset		1,361
Property, plant and equipment		2,672
Prepaid expenses		1,977
Trade and other receivables		8,447
Goodwill		15,820
Investment - XPCT		3,036
Bank indebtedness		(2,182)
Current portion of long term debt		(95)
Accounts payable		(6,277)
Income taxes payable		(29)
Deferred revenue		(4,337)
Deferred revenue - long term		(465)
Long-term debt		(333)
Deferred tax liabilities		(6,117)
Net assets acquired		49,860
Cash paid on closing		47,209
Cash out considerations		2,651
Total considerations transferred		49,860
IRD [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets		7,400
IRD [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		8,100
IRD [Member] | Brand [Member]
Business Acquisition [Line Items]
Intangible assets		5,900
IRD [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,300
iCOMS [Member]
Business Acquisition [Line Items]
Cash	$ 72
Other receivables	77
Inventory	459
Investment tax credits	563
Property, plant and equipment	24
Prepaid expenses	19
Trade and other receivables	413
Goodwill	246
Bank indebtedness	(32)
Accounts payable	(532)
Long-term debt	(458)
Deferred tax liabilities	(172)
Net assets acquired	1,184
Cash paid on closing	865
Shareholder loan repaid	319
Total considerations transferred	1,184
iCOMS [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets	251
iCOMS [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	$ 254